Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Debt

	At December 31 2017	At December 31 2016
$1.0 billion Notes (a)
3.625% 7-year notes due June 2021 ($550 million)	$547	$547
5.45% 30-year notes due June 2044 ($450 million)	444	444

	991	991
$1.5 billion Notes (b)
2.125% 5-year notes due March 2018 ($500 million)	499	498
3.70% 10-year notes due March 2023 ($1 billion)	993	991

	1,492	1,489
$3.0 billion credit facility (c)	—	30

	2,483	2,510
Less: current portion of debt (b)	(499)	—

	$1,984	$2,510

(a)	The $1.0 billion Notes consist of $550 million in 7-year notes (the “7-year Notes”) and $450 million in 30-year notes (the “30-year Notes”). In 2013, the Company received total proceeds of $988 million from the issuance of the $1.0 billion Notes, net of transaction costs. The $1.0 billion Notes are unsecured and interest is payable semi-annually in arrears on June 9 and December 9 of each year, beginning on December 9, 2014. The $1.0 billion Notes are callable at anytime by the Company prior to maturity, subject to make-whole provisions. The 7-year Notes and the 30-year Notes are accreted to the face value over their respective terms using annual effective interest rates of 3.75% and 5.49%, respectively.
(b)	The $1.5 billion Notes consist of $500 million in 5-year notes (“5-year Notes”) and $1.0 billion in 10-year notes (“10-year Notes”). In 2013, the Company received total proceeds of $1.48 billion from the issuance of the $1.5 billion Notes, net of transaction costs. The $1.5 billion Notes are unsecured and interest is payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2013. The $1.5 billion Notes are callable at anytime by the Company prior to maturity, subject to make-whole provisions. The 5-year Notes and the 10-year Notes are accreted to face value over their respective terms using annual effective interest rates of 2.37% and 3.84%, respectively.
(c)	In June 2017, the Company extended the term of its $3.0 billion revolving credit facility to June 22, 2022, under existing terms and conditions. The credit facility bears interest rate of LIBOR plus 1.50%. During the year ended December 31, 2017, the average interest rate paid by the Company on the loan was 3.2% (2016 – 2.4%).